Trade accounts and other payables	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Trade accounts and other payables
17. Trade accounts and other payables
Trade accounts and other payables consists of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Accounts and notes payables	2,674,520	2,354,425	2,953,716
Other payables	1,181,613	1,143,605	1,092,223

Total	3,856,133	3,498,029	4,045,939

Trade accounts and other payables are classified as financial liabilities measured at amortized cost.